Deposit on TruFood Provisions Co. Acquisition (Details Narrative) - USD ($)	Jun. 30, 2018	Mar. 08, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounts payable	$ 349,365		$ 350,465	$ 283,879
Deposit in acquisition	$ 124,000		75,000
TruFood Provisions Co [Member] | Share exchange agreement [Member]
Exchange of issued and outstanding shares, percentage		65.00%
Ownership percentage to be acquired under agreement		100.00%
Accounts payable			45,000
Deposit in acquisition		$ 75,000	$ 30,000
Common shares issuable		1,000,000